Leases - Schedule of Operating Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Cost [Abstract]
Operating lease cost	$ 839,053	$ 1,316,073
Short-term lease cost	2,452,418	1,285,866
Total	$ 3,291,471	$ 2,601,939
Weighted-average remaining lease term	1 year 11 months 19 days	3 years 3 months 29 days
Weighted-average discount rate	3.60%	4.75%